Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Balance sheet items, except for equity accounts	7.2993	7.0999
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.1957	7.0809	6.729